Accrued Expenses	12 Months Ended
Dec. 31, 2019
Accrued Expenses [Abstract]
Accrued Expenses

NOTE 10 – ACCRUED EXPENSES

Accrued expenses as of December 31, 2019 and 2018 consisted of the following:

	December 31, 2019	December 31, 2018
Accrued voyage expenses	$51	$2,828
Accrued loan interest	3,285	2,244
Accrued legal and professional fees	2,651	362

Total accrued expenses	$5,987	$5,434

As of December 31, 2019 and December 31, 2018 the amount of $720 and $110, respectively, was included in accrued legal and professional fees that was authorized and approved by the Compensation Committee of Navios Partners in December 2019 and 2018 to the directors and officers of the Company, subject to fulfillment of certain service conditions that were provided and completed as of December 31, 2019, and as of December 31, 2018, respectively. The total amount of $4,645, $3,985 and $3,475 was recorded in general and administrative expenses in the statements of operations for the years ended December 31, 2019, 2018 and 2017, respectively, comprised of compensation authorized to the directors and officers of the Company.